LoanID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category1	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
300002	2
[2]   State - Missing Choice of Insurance Disclsoure
[2]   State - Missing Statute of Frauds Statement
[2]   State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice)
[2]   State - Missing Escrow Agent Notice
							RB	B	B	B
300006	3
[3]   TIL Incomplete
[3]   Change date(s) in TIL rate/payment disclosure inaccurate
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Impound Authorization Disclosure
[2]   Comparison of GFE and HUD-1 Charges Not Accurate

Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list maximum rate may be reached during first five years (05/XX/2013) as opposed to date of first payment max rate during first five years applies (07/XX/2018). Also, "Maximum Ever" column should list date maximum rate may be reached (06/XX/2020) as opposed to date of max payment max rate during first five years applies (07/XX/2020) (Reg Z Commentary 18(s)(2)(i)(B)(3)(i).
Comparison of GFE & HUD fees inaccurate; Appraisal fee from final GFE dated 05/06/2013 reflects $600 however GFE column of comparison reflects $405 for Appraisal fee.
Final TIL incomplete; Final TIl is a signed estimated copy.
				TESTED	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Tested	RC	C	C	C
300008	2
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   GFE3 Reason(s) for any other revision(s) not documented
[2]   GFE5 Reason(s) for any other revision(s) not documented
[2]   GFE4 Reason(s) for any other revision(s) not acceptable

GFE2 dated 09/18/2013 reflects an undocumented change in loan amount from $168,500 to $165,200. The RESPA Changed Circumstance Detail Form in file only reflects changes to box 2, charge for interest rate chosen.
GFE3 dated 10/03/2013 reflects an undocumented change in loan amount from $165,200 to $167,520. The RESPA Changed Circumstance Detail Form in file only reflects changes to box 2, charge for interest rate chosen.
GFE4 dated 10/04/2013 does not sufficiently identify the resaon for an increase in loan amount from $166,290 to $166,320. The RESPA Changed Circumstance Detail Form in file only reflects changes to box 2, charge for interest rate chosen.
GFE5 dated 10/15/2013 reflects an undocumented change in loan amount from $166,320 to $166,290. The RESPA Changed Circumstance Detail Form in file only reflects changes to box 2, charge for interest rate chosen.
							RB	B	B	B
300009	3
[3]   No tolerance fees increased at closing (Transfer Taxes)
[3]   Change date(s) in TIL rate/payment disclosure inaccurate
[3]   Payment value(s) in TIL Rate/Payment Disclosure inaccurate
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure

Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 06/XX/2013 (funding date), 06/XX/2013 (closing date), 07/XX/2013 (30 days before first payment) or 08/XX/2013 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 08/XX/2018.  "Maximum Ever" column should list date maximum rate may be reached (07/XX/2020) per Note terms, TIL lists 08/XX/2020.
No tolerance fees increase: Transfer Taxes increased; most recent GFE dated 06/18/2013 disclosed Transfer taxes as $0 increased at closing to $.50.
Payment values in TIL Rate/Payment Disclosure are inaccurate. Maximum ever P&I payment on the Final TIL is $2335.24, calculated Maximum Ever P&I payment is $2309.45.
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	RESPA	RC	C	C	C
300010	3	[3] Change date(s) in TIL rate/payment disclosure inaccurate [2] GFE2 Reason(s) for any other revision(s) not documented
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list maximum rate may be reached during first five years (7/XX/2013) as opposed to date of first payment max rate during first five years applies (09/XX/2018). Also, "Maximum Ever" column should list date maximum rate may be reached (8/XX/2020) as opposed to date of max payment max rate during first five years applies (9/XX/2020) (Reg Z Commentary 18(s)(2)(i)(B)(3)(i).
GFE2 dated 5/16/2013 reflects an undocumented change in the loan program terms from a one year adjustable with a maximum rate of 14.25% to a 7/1 adjustable rate program with a maximum rate of 8.25%.  The COC in file only reflects the changes to the lock, escrow deposit and daily interest.
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300012	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					RB	B	B	B
300013	3
[3]   TIL ARM Introductory Rate Disclosure inaccurate
[2]   Loan is subject to IL Predatory Lending Database Program
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Commitment Letter

Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.
TIL Introductory ARM disclosure inaccurate - "Even if market rates do not change, this rate will increase to" lists fully indexed rate (3.125%) without rounding to nearest eighth (3%) as per Note terms.
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300015	3
[3]   Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
[2]   HUD Summary of Loan Terms does not match Note Terms
[2]   Missing GFE(s)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date

Considering GFE missing due to the fact that the Lock confirmation in file dated 6/13/2013 reflects a loan amount of $320,083 and an interest rate of 4.875%.
HUD summary of loan terms reflects a loan amount of $320,000 and Note reflects loan amount of $320,083.
The APR on the initial TIL (3.821) is greater than .125 less than the APR on the Final TIL (4.955). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300016	3
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date

Comparison of GFE & HUD fees inaccurate; Title services and lenders title insurance from final GFE dated 05/24/2013 reflects $2075.00, Initial deposit for your escrow $4847.76, Daily interest $24.91, however, GFE column of comparison reflects $2010.00 for Title services and lenders title insurance, $5505.60  Initial deposit for your escrow, $473.29 for daily interest.
GFE1 dated 05/07/2013 Important Dates Section, Other Settlement Charges Good Through Date is 05/16/2013, which is less than the 10 business days required.
ROR executed by borrowers 06/XX/2013 with expiration of rescission period noted as 06/XX/2013. HUD reflects a funding date of 06/XX/2013, equal to the rescission period expiration date.
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300018	3	[3] ROR Missing [2] GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date	GFE1 dated 12/31/2012 Important Dates Section, Other Settlement Charges Good Through Date is 1/11/2013, which is less than the 10 business days required.		ROR - 3yrs for rescindable transactions. The loan is within the SOL.	SOL Expired	RB	B	B	B
300025	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
							RB	B	B	B
300026	3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $44.28 which exceeds the $35 tolerance for refinances transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300030	2	[2] Affiliated Business Doc Missing					RB	B	B	B
300034	2	[2] Affiliated Business Doc Missing					RB	B	B	B
300037	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
							RB	B	B	B
300038	1						RA	A	A	A
300041	2	[2] Affiliated Business Doc Missing					RB	B	B	B
300042	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] Initial TIL Missing
Finance charges under disclosed by $1020.94 which exceeds the $35.00 tolerance for refinance transactions. The TIL Itemization did not disclose a flood cert fee of $9.00, broker fee of $1,200.00, closing attorney fee of $195.00, and wire fee of $25.00 as a prepaid finance charge. However, the under disclosure was partially offset by disclosing a settlement charge of $400.00.
HUD-1 incomplete due to missing additional disbursement exhibit.
				YES	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	HUD Deficiency	RC	C	C	C
300044	3	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $2122.50 which exceeds the $35 tolerance for refinance transactions . TIL itemization did not disclose flood fee of $9, an administration fee of $95, a wire fee of $25 and a courier fe of $25 as prepaid finance charge.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300046	1						RA	A	A	A
300049	2	[2] State - Missing Oral Agreements Notice on the Note [2] State - Missing Loan Brokerage Agreement					RB	B	B	B
300050	3	[3] ROR Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300052	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
300053	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing
Finance charges under disclosed by $3,204.59 which exceeds the $100 tolerance for purchase transactions. It appears the Lender's TIL discloses MI payments for 99 months. Unable to determine the reason for the $62.06 fee under disclosure due to missing the itemization of amount financed.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300055	1						RA	A	A	A
300058	2	[2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)					RB	B	B	B
300060	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Mortgage Loan Commitment
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $75.24 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300063	1						RA	A	A	A
300071	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$100 for Purchase
[3]   Change date(s) in TIL rate/payment disclosure inaccurate
[3]   Rate value(s) in TIL Rate/Payment Disclosure inaccurate
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   GFE1 Fees Not Disclosed Correctly
[2]   GFE2 Fees Not Disclosed Correctly

.APR under disclosed by .1515 which exceeds the .125 tolerance.
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 05/XX/2016 (funding date) or 05/XX/2016 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 07/XX/2011.
Finance charges under disclosed by $381.55 which exceeds the $100 tolerance for purchase transactions. There is a Seller credit on page one of HUD for $1483.00 which is not itemized therefore excluded.
GFE1 dated 04/18/2011 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no boxes was checked.
GFE2 dated 05/03/2011 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no boxes was checked.
GFE2 dated 05/03/2011reflects an undocumented change in loan amount from $27,000 to $30,000, as well as an undocumented change in the loan term from 15 year to 20 year.
Rate value in TIL Rate/Payment Disclosure inaccurate. Maximum ever rate on the Final TIL is 10 calculated maximum ever rate is 10%.
					APR/Finance Charge/TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300073	2	[2] State - Missing Commitment Letter [2] Initial TIL Missing					RB	B	B	B
300076	2	[2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter					RB	B	B	B
300083	2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Originator Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
300084	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
300085	3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing Broker Agreement / Mortgage Loan Origination Agreement
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		Testing Not Required	RC	C	C	C
300089	3
[3]   TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
[2]   Initial GFE Missing
				NO		Testing Not Required	RC	C	C	C
300091	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure					RB	B	B	B
300093	3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
				NO		Testing Not Required	RC	C	C	C
300094	1						RA	A	A	A
300099	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Collateral Protection Insurance Notice
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $678.71 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300101	2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Originator Dislcosure					RB	B	B	B
300103	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment

Finance charges under disclosed by $220 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an Appraisal fee in the amount of $275.00 as a prepaid finance charge.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300104	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Incomplete					RB	B	B	B
300106	2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement					RB	B	B	B
300107	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing					RB	B	B	B
300109	2	[2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
300113	3	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $3,112.62 which exceeds the $35.00 tolerance for Refinance transactions. It appears that the index used was lower than what is available in the look-back period. The closest Index available in the look-back period is 3.73375%.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300117	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
300119	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Commitment Letter
[2]   State - Missing Application Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
							RB	B	B	B
300121	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   TIL Incomplete
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   State - Missing Insurance Disclosure / Right to Choose Insurance Provider
[2]   Initial TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

APR under disclosed by 1.7225 which exceeds the .125 tolerance.
Evidence of single credit life insurance with a monthly payment of $93.64 and annual premium of $1123.68. Insurance is optional.
Final TIL was signed by the borrower at closing, however, reflects estimated finance charges and total payment figures.
Finance charges under disclosed by $73,935.14 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
ROR executed by borrowers 4/XX/2006 with expiration of rescission period noted as 4/XX/2006. HUD reflects a funding date of 4/XX/2006, equal to the rescission period execution date.
				TESTED
APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

						Tested	RC	C	C	C
300123	3	[3] TIL Incomplete [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)
Final TIL was signed by the borrower at closing, however, reflects estimated finance charges and total payment figures.
ROR executed by borrowers 5/XX/2007 with expiration of rescission period noted as 5/XX/2007. HUD reflects a funding date of 5/XX/2007, prior to the rescission period expiration date, and 0 days of interest was collected which coincides with a 5/XX/2007 funding date.
				TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Tested	RC	C	C	C
300125	3	[3] TIL Incomplete [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Appraisal Notice [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)
Final TIL is marked final and was signed by the borrowers; however, reflects estimated Finance Charge and Total Payment figures.
ROR executed by borrowers 1/XX/2007with expiration of rescission period noted as 1/XX/2007. HUD reflects a no funding date which coincides with a 1/XX/2007 funding date.
				TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Tested	RC	C	C	C
300129	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

APR under disclosed by 1.7077 which exceeds the .125 tolerance.
Finance charges under disclosed by $46,381.57  which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.

APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

						SOL Expired	RB	B	B	B
300132	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   TIL Incomplete
[2]   Affiliated Business Doc Missing
[2]   State - Missing Authorization to Complete Blank Spaces
[2]   State - Missing Application Disclosure / Advance Fee Agreement
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

APR under disclosed by 1.6684 which exceeds the .125 tolerance.
Final TIL is executed by borrower at closing; however, reflects estimated Finance Charge and Total Payment figures.
Finance charges under disclosed by $68421.77 which exceeds the $35 tolerance for refinance transactions. Lender TIL reflects decreasing payments for a Pay Right Rewards Program that assumes each payment will be made on time; however, audited TIL makes no assumption of on-time payments.
				TESTED
APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

						Tested	RC	C	C	C
300136	3
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Evidence of Single Premium Credit Insurance With Disclosure

Evidence of single credit disability insurance with a monthly payment of $72.67 and annual premium of $872.04; Evidence of single credit life insurance with a monthly payment of $64.93 and annual premium of $779.16. Insurance is optional.
ROR executed by borrowers 10/XX/2008 with expiration of rescission period noted as 10/XX/2008.  HUD reflects a funding date of 10/XX/2008, equal to the rescission period execution date.
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300137	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   TIL Incomplete
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Fee Disclosure
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

APR under disclosed by 1.705 which exceeds the .125 tolerance.
Final TIL was signed by the borrower at closing, however, reflects estimated finance charges and total payment figures.
Finance charges under disclosed by $47,059.75  which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .30% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
				TESTED
APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

						Tested	RC	C	C	C
300142	2
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing signed Notice of Mortgage Broker Fee
[2]   Initial TIL Missing
			Evidence of credit life insurance with a monthly payment of $43.75 and annual premium of $525. Insurance is optional				RB	B	B	B
300146	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing  Freedom to Choose Insurance Provider disclosure
[2]   State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $440.22 which exceeds the $35 tolerance for refinance transactions. It appears the rounding method used by lender differs from rounding method reflected on note.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300149	3
[3]   Initial GFE Missing
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate

Finance charges under disclosed by $875.05 which exceeds the $35 for refinances. TIL itemization did not disclose an appraisal fee of $454 paid to the lender, origination fee of $600 and subordination fee of $250 as prepaid finance charge.
Missing initial GFE due to re-disclosure changed circumstance letter dated 02/12/2013 indicating that a previous GFE with a lender credit of $495 is being changed. That GFE was not enclosed in the loan file.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	RESPA	RC	C	C	C
300154	2
[2]   State - Missing Loan Application Supplemental Disclosure
[2]   State - Missing Borrower Interest Worksheet
[2]   State - Missing Stated Income Disclosure
[2]   State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement
							RB	B	B	B
300158	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $539.72 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300160	2
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
							RB	B	B	B
300161	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
300164	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $636.06 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300165	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   Initial GFE Missing
			Finance charges under disclosed by $192.2 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300169	2
[2]   Credit Score Disclosure Not Present
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Condominium Earthquake Insurance Disclosure
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
300171	3	[3] ROR Missing [2] State - Missing Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300172	2	[2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
300177	3	[3] TIL Incomplete [2] State - Missing Borrower's Choice of Attorney Disclosure	Final TIL is not signed by borrower.	TESTED		Tested	RC	C	C	C
300182	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Consumer Disclosure Statement [2] State - Missing Notice of Choice of Agent or Insurer	Finance charges under disclosed by $332.35 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300183	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   Initial TIL Missing
			Finance charges under disclosed by $250.20 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300357	2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
300361	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing  Freedom to Choose Insurance Provider disclosure
							RB	B	B	B
300365	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
			Finance charges under disclosed by $250.81 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300367	2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure					RB	B	B	B
300368	1						RA	A	A	A
300369	2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider					RB	B	B	B
300370	2	[2] Affiliated Business Doc Missing					RB	B	B	B
300372	2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
							RB	B	B	B
300374	1						RA	A	A	A
300375	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Insurance Disclosure / Right to Choose Insurance Provider
[2]   State - Missing Rate Lock
[2]   Initial TIL Date not within 3 days of Initial Application Date

Finance charges under disclosed by $168 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an tax service fee of $64, flood cert fee of $9, courier fee of $30, recording serive fee of $20 and transfer fee of $45 as a prepaid finance charge.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300376	2	[2] Affiliated Business Doc Missing					RB	B	B	B
300377	2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement					RB	B	B	B
300380	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
							RB	B	B	B
300383	3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] Initial TIL Date not within 3 days of Initial Application Date
TIL is incomplete as paystream disclosed loan as interest only for 359 payments with a balloon and section 4 g of Note discloses P&I payment beginning at first monthly payment after the first rate change date.
				TESTED		Tested	RC	C	C	C
300385	2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   State - Missing Disclosure Statement Required for Residential Construction Contract
[2]   State - Missing Complaints and Inquiries Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
300387	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Agreement Concerning Nonrefundability of Advance Fee
							RB	B	B	B
300390	3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $390.03 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300392	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Missing
							RB	B	B	B
300394	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Borrower's Bill of Rights
[2]   State - Missing Consumer Caution and Counseling Disclosure
[2]   State - Missing Insurance Disclosure / Right to Choose Insurance Provider
							RB	B	B	B
300397	2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
							RB	B	B	B
300399	3	[3] HUD-1 Incomplete [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD incomplete due to missing the HUD addendum that details line 1035 total amount of $51724.81. All fees were able to be captured and test run.	YES		HUD Deficiency	RC	C	C	C
300406	1						RA	A	A	A
300408	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
							RB	B	B	B
300414	1						RA	A	A	A
300416	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

Finance charges under disclosed by $126.41 which exceeds the $35.00 tolerance for refinance transactions. Unable to determine the reason for under disclosure due to missing itemization of amount financed.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300418	3
[3]   TIL Incomplete
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
			Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Testing Not Required	RC	C	C	C
300424	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
			Finance charges under disclosed by $512.01 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300428	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Automated Valuation Report Notice w/ copy of AVM
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
							RB	B	B	B
300430	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
							RB	B	B	B
300431	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower's Bill of Rights
[2]   State - Missing Consumer Caution and Counseling Disclosure
[2]   State - Missing Rate Lock
							RB	B	B	B
300433	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
							RB	B	B	B
300436	2
[2]   Affiliated Business Doc Missing
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
							RB	B	B	B
300439	2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure					RB	B	B	B
300440	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					RB	B	B	B
300556	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Disclosure of Terms of Mortgage Application [2] Initial GFE Missing					RB	B	B	B
300558	2	[2] State - Missing Interim Interest Disclosure					RB	B	B	B
300559	2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Domestic Partnership Affidavit					RB	B	B	B
300560	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   Increase in 10% tolerance fees exceeds 10%
[2]   Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14

Finance charges under disclosed by $565.41 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 207 of the HUD for $2,857.72 that is not itemized, therefore, applied to non-APR fees first.
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $835 and the total collected was $1332.50, resulting in an increase of $497.50 or 59.58%.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

						RESPA	RC	C	C	C
300561	3	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $220.39 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $3,141.06 that is not itemized, therefore, applied to non-APR fees first.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300562	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   Loan is subject to IL Predatory Lending Database Program
[2]   Originator's NMLS ID not listed on Federal Registry's website

Finance charges under disclosed by $621.59 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 207 of the HUD for $1231.50 that is not itemized, therefore, applied to non-APR fees first.
Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300564	3	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $570.78 which exceeds the $35 tolerance for refinance transactions. TIL itemization disclosed interim interest of $277.32 and the HUD reflects interim interest of $323.54. TIL itemization did not disclose closing fee of $400, tracking fee of $25, courier fees of $64.50 or wire fees of $35 as prepaid finance charges.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300570	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial TIL Missing
							RB	B	B	B
300573	1						RA	A	A	A
300574	3
[3]   HUD-1 Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		Testing Not Required	RC	C	C	C
300576	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing
Finance charges under disclosed by $922.23 which exceeds the $100 tolerance for purchase transactions. TIL Itemization disclosed the Settlement fee of $3207.50 and Estimated Interest of $510.42 as prepaid finance charges. The final HUD reflects Settlement Fee of $2882.50 and line 901 is blank.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300577	2	[2] State - Missing Anti-Coercion Notice					RB	B	B	B
300578	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Estimated
Estimated HUD in file is executed by the borrower and certified by the settlement agent.
Finance charges under disclosed by $104.59 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
				YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Indeterminable	RD	D	D	D
300584	2
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
300587	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Broker Compensation Disclosure
							RB	B	B	B
300589	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $50 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300590	2	[2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application					RB	B	B	B
300591	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Interim Interest Disclosure

Finance charges under disclosed by $250.06 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300593	3	[3] State Late Charge Not Standard [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.			Late Charge	RC	C	C	C
300595	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
300597	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Agreement [2] State - Missing Loan Brokerage Disclosure Statement					RB	B	B	B
300639	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
							RB	B	B	B
300641	2	[2] Affiliated Business Doc Missing					RB	B	B	B
300643	3
[3]   No tolerance fees increased at closing (Credit or Charge for Interest Rate)
[3]   No tolerance fees increased at closing (Adjusted Origination Charges)
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor
[1]   TILA Designation: Safe Harbor QM (Temporary Definition)

No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 4/19/2014; Adjusted Origination disclosed as $2454.50 increased at closing to $3048.25. This is due to the fact GFE2 dated 5/29/2014 reflects an undocumented increase in Charge for interest rate from $1312.50 to $1906.25 therefore an undocumented increase in Adjusted Origination charges from $2454.50 to $3048.25.
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 4/19/2014 of $1312.50 but final HUD discloses a charge of $1906.25. This is due to the fact GFE2 dated 5/29/2014 reflects an undocumented increase in Charge for interest rate from $1312.50 to $1906.25 therefore an undocumented increase in Adjusted Origination charges from $2454.50 to $3048.25.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

						RESPA	RC	C	C	C
300644	3	[3] No tolerance fees increased at closing (Transfer Taxes) [2] State - Missing Pre-Application Dislcosure	No tolerance fees increase: Transfer Taxes increased; most recent GFE dated 10/01/2010 disclosed Transfer taxes as $0 increased at closing to $2129.87.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	RESPA	RC	C	C	C
300646	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
300648	2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Agreement Concerning Nonrefundability of Advance Fee
[2]   State - Missing Notice to Mortgage Applicants / Legal Representation Notice
			Initial GFE dated 07/27/2010 is not within 3 days of application 06/04/2010.				RB	B	B	B
300650	1						RA	A	A	A
300651	3	[3] Change date(s) in TIL rate/payment disclosure inaccurate	Date on Maximum rate during first five years column shows first payment due date (8/XX/2023) as opposed to earliest date on which interest rate may apply (7/XX/2023)		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300652	3	[3] Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $236 which exceeds the $100 tolerance under Reg Z. Unable to determine reason for under disclosure due to missing itemization of amount financed. There is a Lender credit on line 207 of HUD for $470 which is not itemized, therefore, applied to non-APR fees first.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300654	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
							RB	B	B	B
300657	1						RA	A	A	A
300658	2
[2]   State - Missing Application Disclosure
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   TILA Designation: Safe Harbor QM (Temporary Definition)
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor
			Missing Homeownership Counseling form from file.				RB	B	B	B
300659	2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
[1]   Loan Exempt from ATR Rule
[1]   TILA Designation: ATR Exempt
			Initial GFE dated 05/13/2014 is not within 3 days of application 05/08/2014.				RB	B	B	B
300660	1	[1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)					RA	A	A	A
300664	3	[3] HUD-1 Estimated [3] TIL Incomplete [2] State - Missing Application Disclosure / Advance Fee Agreement
Estimated HUD in file is executed by the borrower and certified by the settlement agent.
Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.
				NO		Testing Not Required	RC	C	C	C
300665	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   TILA Designation: Safe Harbor QM (Temporary Definition)
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by JPMorgan Chase Bank, N.A. JCIII is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
Initial GFE dated 04/17/2014 is not within 3 days of application 03/26/2014.
Initial TIL dated 04/17/2014 is not within 3 days of application 03/26/2014. Loan is originated and closed by JPMorgan Chase Bank, NA..
							RB	B	B	B
300670	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Amortization Information Disclosure					RB	B	B	B
300671	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] State Late Charge Not Standard [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
Finance charges under disclosed by $627.50 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachussets.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300672	3	[3] TIL Incomplete [2] Credit Score Disclosure Not Present	Final TIL is executed by borrower at closing; however reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures.	TESTED		Tested	RC	C	C	C
300673	1						RA	A	A	A
300677	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Purchaser-Mortgagor					RB	B	B	B
300681	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note	Finance charges under disclosed by $220.90 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing fee of $195 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300682	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note
[2]   State - Missing Lock-In Agreement
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $1190.03 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired	RB	B	B	B
300686	2	[2] Affiliated Business Doc Missing					RB	B	B	B
300687	2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure					RB	B	B	B

All information provided under the "Compliance Comp Factors" column or any other columns regarding statutes of limitations is provided for informational purposes only.  No such information is or contains any legal advice or recommendation and should not be relied upon as any form of legal advice or conclusion.  You should consult with your own counsel regarding applicable statutes of limitations in any particular state or mortgage loan scenario.  Please note that this information and any applicable statute of limitations has no impact on any compliance grading or level of compliance exception issued by JCIII hereunder. Further, there may be other potential risks and liabilities associated with any delineated violation that are not addressed or intended to be addressed by this column on the report including but not limited to Attorney General Investigations, actions or other powers, state or federal UDAAP and/or UDAP concerns, foreclosure delays and lien enforcement issues, and other ramifications under other applicable laws and regulations.